Annual Fund Operating Expenses - Hexis Active Nicotine Engagement ETF - Hexis Active Nicotine Engagement ETF Class	Jan. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	0.70%

[1]	“Other Expenses” are estimated for the Fund’s current fiscal year.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies and are estimated for the Fund’s current fiscal year. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights (when available), which only reflect the direct operating expenses incurred by the Fund.